Transaction with Related Parties - Statement of Operations (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Drilling units operating expenses	$ 256,998	$ 295,711
General and administrative expenses	45,805	53,411
Related Party
Revenues - commission fees	8,296	8,439
Drilling units operating expenses	3,659	0
General and administrative expenses	14,932	5,730
Interest income	$ 0	$ 6,339